Definition of Terms in Fund Name	Aug. 31, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation by investing in consumer staples, health care and utilities companies. Under normal circumstances, the Trust will invest at least 80% of its assets in equity securities. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within each of the consumer staples and health care sectors.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests approximately 50% in health care companies, 30% in consumer staples companies and 20% in utilities companies. The Sponsor believes products and services offered by companies in these sectors will continue to be attractive to consumers, as these companies have demonstrated strong fiscal health and exhibited less volatility and downside risk in times of economic downturns.

Our selection process attempts to find the common stocks with the best prospects for above-average capital appreciation by identifying those that meet our investment objective, trade at attractive valuations, and, in our opinion, are likely to exceed market expectations of future cash flows.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.